Note 7 - Income and Mining Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Deferred tax liabilities	$ 157,585	$ 60,073
Deferred tax assets, valuation allowance	111,426	115,105	$ 100,910	$ 72,856
Unrecognized tax benefits	$ 0	$ 0
Minimum Effective Tax Rate	15.00%
Mexican Tax Authority [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	$ 13,700
Nevada Operations [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	44,100
Deferred tax assets, tax credit carryforwards	7,200
Tax credit carryforward, amount	34,400
Income Tax Jurisdiction, Foreign [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	194,200
Tax credit carryforward, amount	$ 500
Tax credit carryforward term	10 years
Tax credit carryforward, limitations on use	Our foreign tax credits will expire in 2026.
Income Tax Jurisdiction, Domestic Federal [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, valuation allowance	$ 500
Deferred tax assets, tax credit carryforwards	6,100
Operating loss carryforwards	577,200
Operating loss carryforwards, Indefinite period	493,800
Tax credit carryforward, amount	22,700
Income Tax Jurisdiction, Domestic State and Local [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 67,400
Maximum [Member] | Income Tax Jurisdiction, Foreign [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards expiration period (Year)	2044 years
Minimum [Member] | Income Tax Jurisdiction, Foreign [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards expiration period (Year)	2031 years
Alexco Resource Corp Member
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	$ 53,000